UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Large Cap Growth ETF

July 31, 2015 (Unaudited)

Common Stocks 99.6%

Issuer	Shares	Value ($)
Consumer Discretionary 19.7%
Auto Components 0.7%
Visteon Corp.(a)	699	69,571

Hotels, Restaurants & Leisure 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	1,548	123,004

Household Durables 0.9%
Jarden Corp.(a)	1,580	86,900

Internet & Catalog Retail 5.4%
Amazon.com, Inc.(a)	511	273,973
Ctrip.com International Ltd. ADR(a)	499	35,719
Expedia, Inc.	774	93,994
Priceline Group, Inc. (The)(a)	89	110,678
Total		514,364

Media 5.3%
Comcast Corp. Class A	3,708	231,416
DISH Network Corp. Class A(a)	1,970	127,282
Time Warner, Inc.	1,633	143,769
Total		502,467

Specialty Retail 3.0%
Lowe’s Cos., Inc.	4,190	290,618

Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc.	4,145	128,619
lululemon athletica, inc.(a)	989	62,169
VF Corp.	1,394	107,463
Total		298,251
Total Consumer Discretionary		1,885,175

Consumer Staples 7.9%
Beverages 1.5%
Coca-Cola Enterprises, Inc.	2,753	140,623

Food & Staples Retailing 3.2%
CVS Health Corp.	1,818	204,471
Kroger Co. (The)	2,546	99,905
Total		304,376

Food Products 1.3%
Mead Johnson Nutrition Co.	838	74,071
WhiteWave Foods Co. (The)(a)	921	47,542
Total		121,613

Tobacco 1.9%
Philip Morris International, Inc.	2,074	177,389
Total Consumer Staples		744,001

Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Anadarko Petroleum Corp.	954	70,930
Kinder Morgan, Inc.	1,918	66,439
Total		137,369
Total Energy		137,369

Financials 5.8%
Banks 1.5%
Fifth Third Bancorp	2,123	44,732
Wells Fargo & Co.	1,721	99,594
Total		144,326

Capital Markets 3.2%
BlackRock, Inc.	188	63,228
Goldman Sachs Group, Inc. (The)	362	74,235
Invesco Ltd.	2,701	104,259
TD Ameritrade Holding Corp.	1,653	60,715
Total		302,437

Real Estate Investment Trusts 1.1%
Simon Property Group, Inc.	563	105,405
Total Financials		552,168

Health Care 22.7%
Biotechnology 11.0%
Alexion Pharmaceuticals, Inc.(a)	830	163,875
Alkermes PLC(a)	1,585	110,982
Biogen, Inc.(a)	330	105,197
BioMarin Pharmaceutical, Inc.(a)	454	66,407
Bluebird Bio, Inc.(a)	115	19,070
Celgene Corp.(a)	1,798	235,988
Dyax Corp.(a)	1,105	27,194
Incyte Corp.(a)	760	79,253
Intercept Pharmaceuticals, Inc.(a)	147	38,780
Novavax, Inc.(a)	3,397	40,968
Receptos, Inc.(a)	72	16,406
Ultragenyx Pharmaceutical, Inc.(a)	240	29,023
Vertex Pharmaceuticals, Inc.(a)	830	112,050
Total		1,045,193

Health Care Equipment & Supplies 1.5%
Medtronic PLC	1,851	145,100

Health Care Providers & Services 4.9%
Express Scripts Holding Co.(a)	1,754	157,983
Laboratory Corp. of America Holdings(a)	910	115,834
McKesson Corp.	894	197,189
Total		471,006

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	759	105,903

Pharmaceuticals 4.2%
Allergan PLC(a)	654	216,572
Bristol-Myers Squibb Co.	2,858	187,599
Total		404,171
Total Health Care		2,171,373

Industrials 9.0%
Aerospace & Defense 3.0%
Honeywell International, Inc.	1,620	170,181
Northrop Grumman Corp.	682	117,993
Total		288,174

Air Freight & Logistics 1.3%
FedEx Corp.	702	120,337

Issuer	Shares	Value ($)
Construction & Engineering 0.5%
Quanta Services, Inc.(a)	1,699	46,926

Industrial Conglomerates 1.4%
Carlisle Cos., Inc.	1,336	135,283

Machinery 2.8%
Ingersoll-Rand PLC	2,120	130,168
Pall Corp.	175	22,129
Snap-on, Inc.	675	111,240
Total		263,537
Total Industrials		854,257

Information Technology 31.1%
Communications Equipment 1.5%
Palo Alto Networks, Inc.(a)	790	146,806

Internet Software & Services 7.7%
Alibaba Group Holding Ltd. ADR(a)	571	44,732
Facebook, Inc. Class A(a)	2,331	219,137
Google, Inc. Class A(a)	306	201,195
Google, Inc. Class C(a)	320	200,195
LinkedIn Corp. Class A(a)	331	67,279
Total		732,538

IT Services 2.5%
Visa, Inc. Class A	3,178	239,431

Semiconductors & Semiconductor Equipment 4.4%
Avago Technologies Ltd.	491	61,444
Broadcom Corp. Class A	1,629	82,444
NXP Semiconductors NV(a)	734	71,191
Qorvo, Inc.(a)	1,017	58,935
Skyworks Solutions, Inc.	1,014	97,009
SunEdison, Inc.(a)	2,322	54,056
Total		425,079

Software 8.3%
Electronic Arts, Inc.(a)	3,282	234,827
Microsoft Corp.	3,377	157,706
Red Hat, Inc.(a)	2,235	176,744
salesforce.com, inc.(a)	1,867	136,851
ServiceNow, Inc.(a)	1,033	83,157
Total		789,285

Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	5,256	637,553
Total Information Technology		2,970,692

Materials 1.4%
Chemicals 1.4%
Eastman Chemical Co.	1,713	134,299
Total Materials		134,299

Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	1,231	57,599
Total Telecommunication Services		57,599
Total Common Stocks (Cost $8,857,442)		9,506,933

Money Market Funds 0.6%

Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	52,785	52,785
Total Money Market Funds (Cost $52,785)		52,785
Total Investments (Cost $8,910,227)		9,559,718
Other Assets & Liabilities, Net		(10,708)
Net Assets		9,549,010

Notes to Portfolio of Investments

(a)   Non-income producing.

(b)   The rate shown is the seven-day current annualized yield at July 31, 2015.

Abbreviation Legend

ADR       American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	9,506,933	—	—	9,506,933
Money Market Funds	52,785	—	—	52,785
Total	9,559,718	—	—	9,559,718

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

PORTFOLIO OF INVESTMENTS

Columbia Select Large Cap Growth ETF

July 31, 2015 (Unaudited)

Common Stocks 99.5%

Issuer	Shares	Value ($)
Consumer Discretionary 16.4%
Automobiles 2.1%
Tesla Motors, Inc.(a)	573	152,504

Internet & Catalog Retail 7.4%
Amazon.com, Inc.(a)	593	317,937
Priceline Group, Inc. (The)(a)	182	226,330
Total		544,267

Specialty Retail 2.6%
Tractor Supply Co.	2,050	189,666

Textiles, Apparel & Luxury Goods 4.3%
NIKE, Inc. Class B	2,717	313,053
Total Consumer Discretionary		1,199,490

Consumer Staples 7.8%
Beverages 4.5%
Monster Beverage Corp.(a)	2,129	326,908

Food & Staples Retailing 3.3%
CVS Health Corp.	2,179	245,072
Total Consumer Staples		571,980

Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Cabot Oil & Gas Corp.	6,886	180,138
Total Energy		180,138

Financials 1.9%
Diversified Financial Services 1.9%
Intercontinental Exchange, Inc.	622	141,841
Total Financials		141,841

Health Care 27.1%
Biotechnology 17.1%
Alexion Pharmaceuticals, Inc.(a)	1,763	348,087
Biogen, Inc.(a)	604	192,543
Celgene Corp.(a)	1,826	239,663
Intercept Pharmaceuticals, Inc.(a)	666	175,697
Vertex Pharmaceuticals, Inc.(a)	2,230	301,050
Total		1,257,040

Life Sciences Tools & Services 3.1%
Illumina, Inc.(a)	1,040	228,072

Pharmaceuticals 6.9%
Bristol-Myers Squibb Co.	5,024	329,775
Novo Nordisk A/S ADR	2,928	172,635
Total		502,410
Total Health Care		1,987,522

Industrials 1.2%
Electrical Equipment 1.2%
Acuity Brands, Inc.	448	90,133
Total Industrials		90,133

Information Technology 40.5%
Electronic Equipment, Instruments & Components 2.3%
Fitbit, Inc. Class A(a)	3,592	170,979

Internet Software & Services 16.3%
Alibaba Group Holding Ltd. ADR(a)	3,043	238,389
Baidu, Inc. ADR(a)	1,364	235,508
Facebook, Inc. Class A(a)	3,096	291,055
LinkedIn Corp. Class A(a)	1,136	230,903
MercadoLibre, Inc.	1,536	200,740
Total		1,196,595

IT Services 8.2%
Cognizant Technology Solutions Corp. Class A(a)	3,973	250,696
Visa, Inc. Class A	4,628	348,674
Total		599,370

Software 13.7%
Adobe Systems, Inc.(a)	1,826	149,714
Mobileye NV(a)	3,385	203,439
ServiceNow, Inc.(a)	2,389	192,314
Splunk, Inc.(a)	3,199	223,738
VMware, Inc. Class A(a)	2,632	234,590
Total		1,003,795
Total Information Technology		2,970,739

Materials 2.1%
Chemicals 2.1%
Monsanto Co.	1,547	157,624
Total Materials		157,624
Total Common Stocks (Cost $6,599,878)		7,299,467

Money Market Funds 0.7%

Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	53,967	53,967
Total Money Market Funds (Cost $53,967)		53,967
Total Investments (Cost $6,653,845)		7,353,434
Other Assets & Liabilities, Net		(17,088)
Net Assets		7,336,346

Notes to Portfolio of Investments

(a)         Non-income producing.

(b)         The rate shown is the seven-day current annualized yield at July 31, 2015.

Abbreviation Legend

ADR                     American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	7,299,467	—	—	7,299,467
Money Market Funds	53,967	—	—	53,967
Total	7,353,434	—	—	7,353,434

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

PORTFOLIO OF INVESTMENTS

Columbia Select Large Cap Value ETF

July 31, 2015 (Unaudited)

Common Stocks 99.5%

Issuer	Shares	Value ($)
Consumer Discretionary 5.6%
Multiline Retail 2.1%
Nordstrom, Inc.	1,869	142,624

Specialty Retail 3.5%
Lowe’s Cos., Inc.	3,459	239,916
Total Consumer Discretionary		382,540

Consumer Staples 12.2%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	623	90,522

Food Products 4.0%
Tyson Foods, Inc. Class A	6,167	273,506

Tobacco 6.9%
Altria Group, Inc.	5,027	273,368
Philip Morris International, Inc.	2,307	197,318
Total		470,686
Total Consumer Staples		834,714

Energy 12.9%
Oil, Gas & Consumable Fuels 12.9%
Anadarko Petroleum Corp.	1,799	133,756
Chevron Corp.	940	83,171
ConocoPhillips	1,838	92,525
Marathon Oil Corp.	2,658	55,844
Marathon Petroleum Corp.	3,464	189,377
Valero Energy Corp.	3,201	209,986
Williams Cos., Inc. (The)	2,090	109,683
Total		874,342
Total Energy		874,342

Financials 27.1%
Banks 15.7%
Bank of America Corp.	13,965	249,694
Citigroup, Inc.	4,917	287,448
JPMorgan Chase & Co.	4,093	280,493
Wells Fargo & Co.	4,301	248,899
Total		1,066,534

Capital Markets 2.7%
Morgan Stanley	4,658	180,917

Insurance 8.7%
MetLife, Inc.	3,800	211,812
Prudential Financial, Inc.	2,200	194,392
Unum Group	5,141	184,253
Total		590,457
Total Financials		1,837,908

Health Care 10.3%
Biotechnology 0.6%
Baxalta, Inc.(a)	1,163	38,181

Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	1,163	46,613

Health Care Providers & Services 5.3%
Express Scripts Holding Co.(a)	1,443	129,971
Humana, Inc.	1,256	228,705
Total		358,676

Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	3,798	249,301
Total Health Care		692,771

Industrials 10.2%
Aerospace & Defense 6.3%
General Dynamics Corp.	708	105,570
Honeywell International, Inc.	1,704	179,005
United Technologies Corp.	1,419	142,340
Total		426,915

Road & Rail 3.9%
CSX Corp.	4,161	130,156
Union Pacific Corp.	1,373	133,991
Total		264,147
Total Industrials		691,062

Information Technology 10.8%
Communications Equipment 2.1%
Juniper Networks, Inc.	5,105	145,084

Electronic Equipment, Instruments & Components 2.2%
Corning, Inc.	8,067	150,692

IT Services 3.0%
Teradata Corp.(a)	5,556	206,183

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	13,549	235,211
Total Information Technology		737,170

Materials 3.1%
Chemicals 2.1%
E.I. du Pont de Nemours & Co.	2,517	140,348

Metals & Mining 1.0%
Freeport-McMoRan, Inc.	6,022	70,758
Total Materials		211,106

Telecommunication Services 3.8%
Diversified Telecommunication Services 3.8%
Verizon Communications, Inc.	5,482	256,503
Total Telecommunication Services		256,503

Utilities 3.5%
Independent Power and Renewable Electricity Producers 3.5%
AES Corp. (The)	18,642	238,617
Total Utilities		238,617
Total Common Stocks (Cost: $5,895,241)		6,756,733

Money Market Funds 0.4%

	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	30,760	30,760
Total Money Market Funds (Cost: $30,760)		30,760
Total Investments (Cost: $5,926,001)		6,787,493
Other Assets & Liabilities, Net		4,661
Net Assets		6,792,154

Notes to Portfolio of Investments

(a)   Non-income producing.

(b)   The rate shown is the seven-day current annualized yield at July 31, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	6,756,733	—	—	6,756,733
Money Market Funds	30,760	—	—	30,760
Total	6,787,493	—	—	6,787,493

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

PORTFOLIO OF INVESTMENTS

Columbia Core Bond ETF

July 31, 2015 (Unaudited)

U.S. Government & Agency Obligations 31.5%

Issuer	Principal Amount ($)	Value ($)
Government National Mortgage Association 12.3%
1.883%, 04/16/32	15,274	15,314
2.210%, 12/16/35	12,300	12,338
3.500%, 08/01/45(a)	350,000	365,531
3.500%, 08/15/45(a)	75,000	78,305
4.000%, 08/15/45(a)	125,000	133,086
4.500%, 08/15/45(a)	300,000	325,102
5.000%, 02/15/40	18,318	20,339
6.000%, 12/15/37	6,569	7,422
Total		957,437

Federal National Mortgage Association 11.9%
3.000%, 08/15/30(a)	200,000	207,538
3.500%, 01/25/24	19,411	20,065
3.500%, 08/15/30(a)	175,000	184,570
3.500%, 08/15/45(a)	150,000	155,651
4.000%, 03/01/26	20,615	21,995
4.000%, 06/25/37	833	841
4.000%, 03/01/41	50,528	53,918
4.000%, 08/15/45(a)	75,000	79,787
4.500%, 02/01/22	6,699	7,015
4.500%, 08/01/39	75,108	82,278
4.500%, 03/01/41	12,533	13,764
4.500%, 03/01/41	22,534	24,438
5.000%, 03/01/24	2,181	2,365
5.000%, 10/01/39	22,791	25,198
5.500%, 04/01/38	10,490	11,762
6.000%, 09/01/39	13,889	15,789
6.500%, 09/01/38	11,949	13,729
Total		920,703

Federal Home Loan Mortgage Corporation 7.3%
2.500%, 05/27/16	300,000	305,235
3.500%, 03/15/24	3,519	3,576
3.500%, 09/15/24	3,182	3,288
3.750%, 03/27/19	150,000	162,992
5.000%, 02/01/40	51,525	56,908
5.500%, 05/01/35	23,714	26,595
6.000%, 10/01/38	7,890	8,907
6.500%, 08/01/38	1,066	1,274
Total		568,775
Total U.S. Government & Agency Obligations (Cost: $2,404,782)		2,446,915

Corporate Bond & Notes 30.3%

Aerospace & Defense 0.8%
L-3 Communications Corp.
3.950%, 11/15/16	45,000	46,274
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,188
Total		61,462

Automotive 0.6%
Ford Motor Credit Co. LLC
0.761%, 11/08/16(b)	25,000	24,947
Toyota Motor Credit Corp.
0.521%, 05/16/17(b)	25,000	24,960
Total		49,907

Banking 3.6%
Bank of America Corp.
6.400%, 08/28/17	40,000	43,656
Bank of America NA
0.566%, 06/15/16(b)	10,000	9,971
Citigroup, Inc.
4.500%, 01/14/22	35,000	37,762
Fifth Third Bancorp
0.701%, 12/20/16(b)	10,000	9,949
2.300%, 03/01/19	25,000	25,008
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	10,000	11,132
6.000%, 06/15/20	30,000	34,386
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,134
JPMorgan Chase & Co.
5.150%, 10/01/15	25,000	25,163
6.400%, 05/15/38	25,000	31,533
KeyCorp
2.300%, 12/13/18	25,000	25,230
Morgan Stanley
4.750%, 03/22/17	10,000	10,538
Total		275,462

Cable and Satellite 0.2%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.150%, 03/15/42	20,000	19,062

Chemicals 0.6%
Eastman Chemical Co.
5.500%, 11/15/19	25,000	27,835
LYB International Finance BV
4.000%, 07/15/23	20,000	20,336
Total		48,171

Construction Machinery 0.7%
Caterpillar Financial Services Corp.
0.522%, 02/26/16(b)	10,000	10,008
5.450%, 04/15/18	30,000	33,062
John Deere Capital Corp.
0.579%, 01/16/18(b)	10,000	9,980
Total		53,050

Diversified Manufacturing 0.3%
United Technologies Corp.
3.100%, 06/01/22	25,000	25,216

Issuer	Principal Amount ($)	Value ($)
Electric 1.2%
Berkshire Hathaway Energy Co.
5.750%, 04/01/18	14,000	15,463
Entergy Corp.
3.625%, 09/15/15	10,000	10,025
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,662
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	11,024
PPL Capital Funding, Inc.
3.400%, 06/01/23	10,000	9,909
PPL Energy Supply LLC
4.600%, 12/15/21	25,000	22,381
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	15,620
Total		95,084

Environmental 0.4%
Waste Management, Inc.
4.750%, 06/30/20	30,000	33,040

Food and Beverage 1.5%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	33,948
Campbell Soup Co.
3.800%, 08/02/42	22,000	19,142
ConAgra Foods, Inc.
3.200%, 01/25/23	44,000	41,752
6.625%, 08/15/39	10,000	10,523
PepsiCo, Inc.
0.492%, 02/26/16(b)	10,000	10,011
Total		115,376

Foreign Agencies 0.6%
Petrobras International Finance Co.
5.875%, 03/01/18	25,000	25,100
Petroleos Mexicanos
5.500%, 06/27/44	25,000	23,125
Total		48,225

Gas Pipelines 0.9%
NiSource Finance Corp.
5.250%, 02/15/43	10,000	10,865
5.800%, 02/01/42	15,000	17,329
TransCanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,542
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	35,000	29,262
Total		67,998

Health Care 0.9%
Becton, Dickinson and Co.
2.675%, 12/15/19	5,000	5,036
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	32,624
McKesson Corp.
3.250%, 03/01/16	30,000	30,401
Total		68,061

Healthcare Insurance 0.5%
Aetna, Inc.
2.750%, 11/15/22	20,000	18,909
Anthem, Inc.
3.300%, 01/15/23	20,000	19,352
Total		38,261

Independent Energy 0.6%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	21,862
Encana Corp.
3.900%, 11/15/21	10,000	9,991
Nexen Energy ULC
5.875%, 03/10/35	10,000	11,424
Total		43,277

Integrated Energy 0.8%
Murphy Oil Corp.
5.125%, 12/01/42	35,000	28,502
Total Capital International SA
3.750%, 04/10/24	30,000	31,034
Total		59,536

Life Insurance 1.8%
Genworth Holdings, Inc.
4.900%, 08/15/23	25,000	22,187
Hartford Financial Services Group, Inc. (The)
5.375%, 03/15/17	25,000	26,553
MetLife, Inc.
6.400%, 12/15/36	60,000	66,573
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,369
6.625%, 06/21/40	5,000	6,266
Total		137,948

Media Cable 0.5%
Comcast Corp.
5.150%, 03/01/20	20,000	22,459
DIRECTV Holdings LLC
2.400%, 03/15/17	8,000	8,099
6.375%, 03/01/41	10,000	10,945
Total		41,503

Media Non-Cable 0.2%
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	15,000	14,642

Issuer	Principal Amount ($)	Value ($)
Metals 1.4%
Alcoa, Inc.
5.400%, 04/15/21	15,000	15,506
5.950%, 02/01/37	5,000	4,950
6.750%, 07/15/18	5,000	5,500
Arcelormittal
6.250%, 03/01/21	5,000	5,050
Freeport-McMoRan, Inc.
3.100%, 03/15/20	20,000	18,250
Teck Resources Ltd.
4.500%, 01/15/21	20,000	17,085
5.400%, 02/01/43	20,000	13,844
Vale Overseas Ltd.
4.375%, 01/11/22	10,000	9,627
Vale SA
5.625%, 09/11/42	25,000	20,488
Total		110,300

Midstream 1.2%
El Paso Corp.
6.500%, 09/15/20	20,000	22,912
El Paso Pipeline Partners Operating Co. LLC
4.300%, 05/01/24	15,000	14,451
5.000%, 10/01/21	10,000	10,461
Energy Transfer Partners LP
5.150%, 03/15/45	15,000	13,148
6.500%, 02/01/42	10,000	10,254
Kinder Morgan Energy Partners LP
3.500%, 03/01/21	10,000	9,696
Kinder Morgan, Inc.
3.050%, 12/01/19	10,000	9,917
Total		90,839

Non-Captive Consumer 0.1%
Discover Financial Services
6.450%, 06/12/17	10,000	10,836

Non-Captive Diversified 0.7%
General Electric Capital Corp.
2.300%, 04/27/17	10,000	10,190
4.375%, 09/16/20	40,000	43,705
Total		53,895

Oil Field Services 0.8%
Noble Holding International Ltd.
6.950%, 04/01/45	50,000	42,293
Weatherford International Ltd.
5.125%, 09/15/20	20,000	19,374
Total		61,667

Other Financial Institutions 0.3%
NYSE Euronext
2.000%, 10/05/17	20,000	20,217

Property & Casualty 1.0%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	32,042
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,166
Liberty Mutual Group, Inc.
4.950%, 05/01/22	30,000	32,670
Total		74,878

Railroads 1.1%
Burlington Northern Santa Fe LLC
3.050%, 03/15/22	15,000	15,084
4.550%, 09/01/44	25,000	24,821
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	11,199
CSX Corp.
7.375%, 02/01/19	30,000	35,168
Total		86,272

REITs 0.3%
Boston Properties LP
4.125%, 05/15/21	15,000	15,935
Simon Property Group LP
2.150%, 09/15/17	10,000	10,167
Total		26,102

Restaurants 0.8%
McDonald’s Corp.
2.625%, 01/15/22	25,000	24,497
Yum! Brands, Inc.
3.875%, 11/01/23	40,000	40,350
Total		64,847

Retail 0.4%
CVS Health Corp.
5.125%, 07/20/45	30,000	31,786

Supranational 0.4%
European Investment Bank
5.125%, 05/30/17	25,000	26,948

Technology 2.8%
Apple, Inc.
2.850%, 05/06/21	15,000	15,217
Cisco Systems, Inc.
2.125%, 03/01/19	5,000	5,051
4.450%, 01/15/20	30,000	32,927
Intel Corp.
3.300%, 10/01/21	25,000	25,788
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	31,395
Microsoft Corp.
3.750%, 02/12/45	20,000	18,294
Oracle Corp.
2.500%, 05/15/22	25,000	24,295
6.500%, 04/15/38	30,000	38,197
Xerox Corp.
4.800%, 03/01/35	15,000	13,972
6.750%, 12/15/39	10,000	11,373
Total		216,509

Transportation Services 0.5%
ERAC USA Finance LLC
5.625%, 03/15/42	10,000	10,836
7.000%, 10/15/37	25,000	31,073
Total		41,909

Wireless 0.3%
American Tower Corp.
5.050%, 09/01/20	20,000	21,732

Wirelines 1.5%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,027
4.750%, 05/15/46	10,000	9,223
5.800%, 02/15/19	30,000	33,569

Issuer	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
2.625%, 02/21/20	32,000	31,965
3.000%, 11/01/21	10,000	9,924
6.350%, 04/01/19	20,000	22,851
Total		117,559
Total Corporate Bond & Notes (Cost: $2,300,925)		2,351,577

U.S. Treasury Obligations 25.1%

U.S. Treasury Inflation Indexed Note 9.6%
0.125%, 04/15/16	110,000	117,954
0.125%, 04/15/19	100,000	101,875
0.125%, 01/15/22	300,000	310,870
1.125%, 01/15/21	190,000	216,909
Total		747,608

U.S. Treasury Note 7.6%
1.000%, 06/30/19	150,000	148,406
2.000%, 02/15/23	160,000	159,812
2.125%, 01/31/21	60,000	61,312
2.250%, 07/31/21	120,000	123,056
7.500%, 11/15/24	65,000	94,494
Total		587,080

U.S. Treasury Bond 7.3%
2.500%, 02/15/45	65,000	59,262
2.750%, 08/15/42	100,000	96,547
4.375%, 02/15/38	50,000	63,488
4.375%, 05/15/41	50,000	63,812
5.000%, 05/15/37	80,000	110,444
5.250%, 11/15/28	75,000	99,603
5.375%, 02/15/31	50,000	68,738
Total		561,894

U.S. Treasury Inflation Indexed Bond 0.6%
0.750%, 02/15/42	50,000	48,901
Total U.S. Treasury Obligations (Cost: $1,913,855)		1,945,483

Asset-Backed Securities — Non-Agency 3.9%

Citibank Credit Card Issuance Trust
5.300%, 03/15/18	102,000	104,862
Honda Auto Receivables 2015-2 Owner Trust
1.040%, 02/21/19	50,000	49,892
Resolution Funding Corp Principal Strip
0.000%, 10/15/19	50,000	46,527
Small Business Administration Participation Certificates
3.110%, 04/01/34	47,944	49,204
3.150%, 07/01/33	21,707	22,464
3.920%, 10/01/29	28,010	29,669
Smart Trust/Australia
0.840%, 09/14/16	2,600	2,600
Total Asset-Backed Securities — Non-Agency (Cost: $300,871)		305,218

Mortgage-Backed Securities 2.0%

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49	25,000	25,945
Csail Commercial Mortgage Trust
3.231%, 06/15/57	100,000	100,090
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	21,407	22,462
Wachovia Bank Commercial Mortgage Trust
5.284%, 12/15/44(b)	9,907	9,910
Total Mortgage-Backed Securities (Cost: $161,052)		158,407

Municipal Bonds 1.3%

California 0.4%
State of California
7.550%, 04/01/39	20,000	29,514

Illinois 0.6%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	35,607
State of Illinois
5.877%, 03/01/19	10,000	10,942
Total Illinois		46,549

Ohio 0.3%
Bowling Green State University
Revenue Bonds
5.080%, 06/01/18	20,000	21,771
JobsOhio Beverage System Series B
Revenue Bonds
3.235%, 01/01/23	5,000	4,985
Total Ohio		26,756
Total Municipal Bonds (Cost: $91,327)		102,819

Foreign Government Obligations 0.5%

Issuer	Principal Amount ($)	Value ($)
Mexico Government International Bond
3.625%, 03/15/22	8,000	8,108
Turkey Government International Bond
6.875%, 03/17/36	25,000	28,750
Total Foreign Government Obligations (Cost: $36,081)		36,858

Money Market Funds 24.5%

	Shares
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(c)	1,903,386	1,903,386
Total Money Market Funds (Cost: $1,903,386)		1,903,386
Total Investments (Cost: $9,112,279)		9,250,663
Other Assets & Liabilities, Net		(1,485,739)
Net Assets		7,764,924

Notes to Portfolio of Investments

(a)   Represents a security purchased on a when-issued or delayed delivery basis.

(b)   Variable rate security.

(c)   The rate shown is the seven-day current annualized yield at July 31, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government & Agency Obligations	—	2,446,915	—	2,446,915
Corporate Bond & Notes	—	2,351,577	—	2,351,577
U.S. Treasury Obligations	1,945,483	—	—	1,945,483
Asset-Backed Securities — Non-Agency	—	305,218	—	305,218
Mortgage-Backed Securities	—	158,407	—	158,407
Municipal Bonds	—	102,819	—	102,819
Foreign Government Obligations	—	36,858	—	36,858
Money Market Funds	1,903,386	—	—	1,903,386
Total	3,848,869	5,401,794	—	9,250,663

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

PORTFOLIO OF INVESTMENTS

Columbia Intermediate Municipal Bond ETF

July 31, 2015 (Unaudited)

Municipal Bonds 96.5%

Issue Description	Principal Amount ($)	Value ($)
Alaska 4.2%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	113,244
North Slope Borough of Alaska
Series A
5.000%, 06/30/17	100,000	108,273
Total Alaska		221,517

Arizona 2.2%
City of Scottsdale
5.000%, 07/01/24	100,000	116,722

California 18.2%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	100,000	115,611
California State Economic Recovery
Series A
5.000%, 07/01/22	100,000	104,148
California State Public Works Board
Series A
Revenue Bonds
5.000%, 09/01/31	100,000	115,195
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	200,000	233,354
California Statewide Communities Development Authority
Series A
Revenue Bonds
5.000%, 10/01/28	100,000	111,942
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	170,928
State of California
5.000%, 02/01/27	100,000	115,610
Total California		966,788

Colorado 3.5%
Colorado Health Facilities Authority
Revenue Bonds
5.000%, 12/01/27	75,000	81,649
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	105,849
Total Colorado		187,498

Florida 7.7%
Citizens Property Insurance Corp.
Series A-1
Revenue Bonds
5.500%, 06/01/17	150,000	162,367
County of Miami-Dade Florida Aviation Revenue
Series B
Revenue Bonds
5.000%, 10/01/32	120,000	135,007
Orlando Utilities Commission Utility System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	112,065
Total Florida		409,439

Illinois 8.2%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	217,648
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	111,028
Illinois Municipal Electric Agency
Series A
Revenue Bonds
5.000%, 02/01/30	60,000	68,408
State of Illinois
5.250%, 02/01/31	35,000	36,511
Total Illinois		433,595

Indiana 1.9%
Indiana Health & Educational Facilities Financing Authority
Series B
Revenue Bonds
5.000%, 02/15/16	100,000	102,563

Louisiana 1.5%
Parish of St. Charles Louisiana
Revenue Bonds
4.000%, 12/01/40	75,000	81,425

Maryland 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	230,610

Issue Description	Principal Amount ($)	Value ($)
Massachusetts 2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross
Series B
Revenue Bonds
4.750%, 09/01/23	100,000	110,280

Michigan 1.5%
Royal Oak Hospital Finance Authority
Series D
Revenue Bonds
5.000%, 09/01/32	75,000	81,824

Missouri 1.6%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
5.000%, 02/01/26	75,000	83,462

Nevada 2.9%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax
Revenue Bonds
5.000%, 07/01/19	135,000	154,290

New Jersey 5.4%
New Jersey Economic Development Authority Revenue School Facilities Construction
Series EE
Revenue Bonds
5.000%, 09/01/23	165,000	177,824
New Jersey Transportation Trust Fund Authority Transportation System
Series B
Revenue Bonds
5.500%, 12/15/19	100,000	111,772
Total New Jersey		289,596

New Mexico 2.0%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	108,188

New York 5.8%
New York State Dormitory Authority
Series A
Revenue Bonds
5.000%, 05/01/31	80,000	89,954
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	109,275
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	110,682
Total New York		309,911

Oklahoma 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	111,543

Pennsylvania 2.2%
Lancaster County Solid Waste Management Authority
Series A
Revenue Bonds
5.250%, 12/15/29	100,000	114,317

South Carolina 2.1%
County of Florence South Carolina
Revenue Bonds
5.000%, 11/01/32	100,000	112,856

Texas 8.6%
Harris County, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	114,082
Lower Colorado River Authority Texas Revenue
Revenue Bonds
5.000%, 05/15/22	100,000	112,455
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/31	50,000	55,005
North Texas Tollway Authority Revenue Specials Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	172,947
Total Texas		454,489

Washington 6.4%
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	89,481
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	112,405

Issue Description	Principal Amount ($)	Value ($)
Port of Seattle Washington Revenue Authority
Series A
Revenue Bonds
5.500%, 09/01/20	115,000	136,520
Total Washington		338,406

Wisconsin 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	111,883
Total Municipal Bonds (Cost: $4,891,850)		5,131,202

Money Market Funds 2.6%

	Shares
Dreyfus Tax Exempt Cash Management Institutional Shares 0.000%(a)	137,961	137,961
Total Money Market Funds (Cost: $137,961)		137,961
Total Investments (Cost: $5,029,811)		5,269,163
Other Assets & Liabilities, Net		47,490
Net Assets		5,316,653

Notes to Portfolio of Investments

(a)   The rate shown is the seven-day current annualized yield at July 31, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	—	5,131,202	—	5,131,202
Money Market Funds	137,961	—	—	137,961
Total	137,961	5,131,202	—	5,269,163

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

FEDERAL INCOME TAX

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows (unaudited):

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Large Cap Growth ETF	$8,936,582	$797,113	$(173,977)	$623,136
Columbia Select Large Cap Growth ETF	6,682,603	903,361	(232,530)	670,831
Columbia Select Large Cap Value ETF	5,953,066	1,216,780	(382,353)	834,427
Columbia Core Bond ETF	9,118,110	175,427	(42,874)	132,553
Columbia Intermediate Municipal Bond ETF	5,029,811	257,891	(18,539)	239,352

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2015